Segmented Information - Schedule of Operating Segments (Parenthetical) (Detail)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Silver interests [member]
Disclosure of operating segments [line items]
Percentage of sales	10.00%	10.00%	10.00%	10.00%
Gold interests [member]
Disclosure of operating segments [line items]
Percentage of sales	10.00%	10.00%	10.00%	10.00%
Veladero and Lagunas Norte and Pierina [member] | Silver interests [member]
Disclosure of operating segments [line items]
Agreement Expiration Date	March 31,2018	March 31, 2018	March 31,2018	March 31,2018